Income Tax - Schedule of Income Taxes PRC (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule Of Income Taxes Prc [Abstract]
Current income tax expense	$ 307,317	$ 336,325	$ 363,264
Deferred income tax benefit	(26,671)	(21,465)	(33,737)
Total income tax expense (benefit)	$ 280,646	$ 314,860	$ 329,527